Leases (Tables)	12 Months Ended
Apr. 30, 2021
Presentation Of Leases For Lessee [Abstract]
Summary of Reconciliation of Changes in Lease Assets and Liabilities	The following is a reconciliation of the changes in the lease assets and liabilities:

	Office	Mining Equipment	Total
Lease liabilities, April 30, 2019	$-	$-	$-
Lease liabilities on adoption of IFRS 16	312	427	739
Additions	-	1,329	1,329
Lease accretion	23	66	89
Payments	(66)	(458)	(524)
Foreign exchange	-	67	67
Lease liabilities, April 30, 2020	$269	$1,431	$1,700
Lease accretion	20	85	105
Payments	(66)	(658)	(724)
Foreign exchange	-	(134)	(134)
Move to short term liabilities	(49)	(398)	(447)
Long term lease liabilities, April 30, 2021	$174	$326	$500

	Office	Mining Equipment	Total
Lease asset, April 30, 2019	$-	$-	$-
Lease assets on adoption of IFRS 16	312	1,990	2,302
Amortization	(52)	(481)	(533)
Foreign exchange	-	75	75
Lease asset, April 30, 2020	$260	$1,584	$1,844
Amortization	(52)	(667)	(719)
Foreign exchange	-	(146)	(146)
Lease asset, April 30, 2021	$208	$771	$979

Summary of Maturity Analysis of Lease Commitments
During fiscal year ended April 30,	2022	2023	2024	2025	2026+
Lease commitments	$418	$286	$66	$66	$5